Debt and Capital Lease Obligations	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Debt and Capital Lease Obligations
Debt and Capital Lease Obligations
Our outstanding debt and capital lease obligations as of June 30, 2014 and December 31, 2013 consisted of the following:

	June 30, 2014			December 31, 2013
	Amount outstanding	Interest rate		Amount outstanding	Interest rate
	(In thousands, except percentages)
Senior secured credit facilities	$1,302,440	2.03%	*	$662,650	1.76%	*
Capital lease obligations	22,138			—
Less current portion	(24,191)			(15,000)
Total long-term debt	$1,300,387			$647,650

*	Represents a weighted average rate, including applicable interest rate margins, for the senior secured revolving credit facility, Term Loan A-1, Term Loan A-2, and Term Loan A-3.

Senior Secured Credit Facilities
On October 12, 2012, we entered into a credit agreement, among us, the subsidiary guarantors listed therein, Bank of America, N.A., as administrative agent, JPMorgan Chase Bank, N.A., as syndication agent, and the other lenders party thereto. The Credit Agreement governs our senior secured credit facilities, consisting of a five-year revolving credit facility in a principal amount of $850 million, an original five-year $250 million term loan A-1, and an original seven-year $250 million term loan A-2. As of June 30, 2014, the revolving credit facility and term loan A-1 bear interest at a rate of LIBOR plus 1.75% and the term loan A-2 at a rate of LIBOR plus 2%. We capitalized $12.4 million of deferred financing fees, which are being amortized over the term of the respective credit or term loan facility. Deferred financing fees are included in identifiable intangible and other assets in our unaudited condensed consolidated balance sheets.

In conjunction with the January 2, 2014 acquisition of Earthbound Farm, under the terms of the Credit Agreement, we entered into an Incremental Term Loan Agreement to establish a new incremental seven-year term loan A-3 facility in an aggregate principal amount of $500.0 million (the “Incremental Term Loan Agreement”). As of June 30, 2014, the term loan A-3 carried interest at a rate of LIBOR plus 2% per annum. We capitalized $3.3 million of financing fees, which are being amortized over the term of the term loan facility. Deferred financing fees are included in identifiable intangible and other assets in our unaudited condensed consolidated balance sheets. We also amended the Credit Agreement on January 2, 2014, in order to, among other things, reset an accordion feature that allows for our senior secured credit facilities to be increased by up to $500.0 million, subject to lenders commitments, and increased the limit of swing line loans to $85.0 million.
As of June 30, 2014, we had outstanding borrowings of $1.30 billion under our $1.83 billion senior secured credit facilities, of which $975.0 million consists of term loan borrowings and $327.4 million consists of borrowings under the $850.0 million revolving portion of our senior secured credit facilities. We had $5.0 million in outstanding letters of credit issued under our revolving credit facility. We had immediate additional borrowing capacity of $517.6 million under our senior secured credit facilities, which amount will vary over time depending on our financial covenants and operating performance.
Alpro Revolving Credit Facility
In the three and six months ended June 30, 2014, Alpro maintained a revolving credit facility not to exceed €10 million ($13.7 million USD) or its currency equivalent. The facility is unsecured and is guaranteed by various Alpro subsidiaries. The subsidiary revolving credit facility is available for working capital and other general corporate purposes of Alpro and for the issuance of up to €10 million letters of credit ($13.7 million USD) or its currency equivalent. As of June 30, 2014, there were no outstanding borrowings under this facility. Principal payments, if any, are due under the subsidiary revolving credit facility upon maturity on December 9, 2014.
Capital Lease Obligations
In conjunction with the January 2, 2014 acquisition of Earthbound Farm, the Company became party to leases of certain operating facilities and equipment under capital lease arrangements which bear interest at rates of 3.1% to 6.3% and have expiration dates through 2033. These assets are included in property, plant, and equipment, net, on the unaudited condensed consolidated balance sheets.